Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current tax provision
Current tax provision	$ 285,302	$ 135,492
Deferred tax provision
Deferred tax provision (benefit)	23,711	68,561
Income tax provision	309,013	204,053
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision (benefit)
PRC [Member]
Current tax provision
Current tax provision	285,302	135,492
Deferred tax provision
Deferred tax provision (benefit)	$ 23,711	$ 68,561